SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Payroll and related employee accruals	$ 14,644	$ 10,971
Derivative instruments		103
Government authorities	2,206	585
Other	3,194	2,187
Other current liabilities	$ 20,044	$ 13,846